STOCKHOLDERS' DEFICIT - Series B Preferred Stock (Details) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended
	May 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Stock
Number of shares issued		30		51,086
Value of shares issued	$ 25,000		$ 5,000,003
Common stock par value				$ 0.0001	$ 0.0001	$ 0.0001
Consideration upon redemption	$ 25,000
Series A preferred stock
Class of Stock
Preferred stock, par value (in dollars per share)	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Series B Preferred Stock
Class of Stock
Preferred stock, par value (in dollars per share)	$ 0.0001
Number of votes per share	250,000,000
Series B Preferred Stock | Subscription Agreement | John Hilburn Davis IV
Class of Stock
Preferred stock, par value (in dollars per share)	$ 0.0001